Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 810,000.00
Previously Paid Amount	0.00
Total Fee Amount	111.86
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 111.86
Narrative - Max Aggregate Offering Price	$ 810,000.00
Final Prospectus	true